UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01608

Franklin High Income Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: September 30

Date of reporting period: September 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin High Income Fund
Class A [FHQRX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Franklin High Income Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$86	0.83%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class A shares of Franklin High Income Fund returned 7.03%. The Fund compares its performance to the ICE BofA U.S. High Yield Constrained Index, which returned 7.23% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection in:
↑	Health care
↑	Technology
↑	Finance

Top detractors from performance:
Security selection in:
↓	Media non-cable
↓	Wired communications
↓	Metals and mining
Franklin High Income Fund	PAGE 1	1105-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class A	7.03	5.77	6.01
Class A (with sales charge)	3.01	4.96	5.60
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
ICE BofA U.S. High Yield Constrained Index	7.23	5.54	6.06
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$2,854,407,780
Total Number of Portfolio Holdings	353
Total Management Fee Paid	$12,579,689
Portfolio Turnover Rate	39.11%
Franklin High Income Fund	PAGE 2	1105-ATSR-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin High Income Fund	PAGE 3	1105-ATSR-1125

Franklin High Income Fund
Class A1 [FHAIX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Franklin High Income Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$76	0.73%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class A1 shares of Franklin High Income Fund returned 7.05%. The Fund compares its performance to the ICE BofA U.S. High Yield Constrained Index, which returned 7.23% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection in:
↑	Health care
↑	Technology
↑	Finance

Top detractors from performance:
Security selection in:
↓	Media non-cable
↓	Wired communications
↓	Metals and mining
Franklin High Income Fund	PAGE 1	105-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A1 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class A1	7.05	5.80	6.15
Class A1 (with sales charge)	2.97	5.00	5.74
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
ICE BofA U.S. High Yield Constrained Index	7.23	5.54	6.06
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$2,854,407,780
Total Number of Portfolio Holdings	353
Total Management Fee Paid	$12,579,689
Portfolio Turnover Rate	39.11%
Franklin High Income Fund	PAGE 2	105-ATSR-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin High Income Fund	PAGE 3	105-ATSR-1125

Franklin High Income Fund
Class C [FCHIX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Franklin High Income Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$127	1.23%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class C shares of Franklin High Income Fund returned 6.36%. The Fund compares its performance to the ICE BofA U.S. High Yield Constrained Index, which returned 7.23% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection in:
↑	Health care
↑	Technology
↑	Finance

Top detractors from performance:
Security selection in:
↓	Media non-cable
↓	Wired communications
↓	Metals and mining
Franklin High Income Fund	PAGE 1	205-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class C	6.36	5.27	5.57
Class C (with sales charge)	5.36	5.27	5.57
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
ICE BofA U.S. High Yield Constrained Index	7.23	5.54	6.06
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$2,854,407,780
Total Number of Portfolio Holdings	353
Total Management Fee Paid	$12,579,689
Portfolio Turnover Rate	39.11%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Franklin High Income Fund	PAGE 2	205-ATSR-1125

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin High Income Fund	PAGE 3	205-ATSR-1125

Franklin High Income Fund
Class R [FHIRX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Franklin High Income Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$111	1.08%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class R shares of Franklin High Income Fund returned 6.46%. The Fund compares its performance to the ICE BofA U.S. High Yield Constrained Index, which returned 7.23% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection in:
↑	Health care
↑	Technology
↑	Finance

Top detractors from performance:
Security selection in:
↓	Media non-cable
↓	Wired communications
↓	Metals and mining
Franklin High Income Fund	PAGE 1	805-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class R	6.46	5.50	5.75
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
ICE BofA U.S. High Yield Constrained Index	7.23	5.54	6.06
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$2,854,407,780
Total Number of Portfolio Holdings	353
Total Management Fee Paid	$12,579,689
Portfolio Turnover Rate	39.11%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Franklin High Income Fund	PAGE 2	805-ATSR-1125

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin High Income Fund	PAGE 3	805-ATSR-1125

Franklin High Income Fund
Class R6 [FHRRX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Franklin High Income Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$52	0.50%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class R6 shares of Franklin High Income Fund returned 7.32%. The Fund compares its performance to the ICE BofA U.S. High Yield Constrained Index, which returned 7.23% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection in:
↑	Health care
↑	Technology
↑	Finance

Top detractors from performance:
Security selection in:
↓	Media non-cable
↓	Wired communications
↓	Metals and mining
Franklin High Income Fund	PAGE 1	355-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class R6	7.32	6.09	6.39
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
ICE BofA U.S. High Yield Constrained Index	7.23	5.54	6.06
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$2,854,407,780
Total Number of Portfolio Holdings	353
Total Management Fee Paid	$12,579,689
Portfolio Turnover Rate	39.11%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Franklin High Income Fund	PAGE 2	355-ATSR-1125

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin High Income Fund	PAGE 3	355-ATSR-1125

Franklin High Income Fund
Advisor Class [FVHIX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Franklin High Income Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$60	0.58%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Advisor Class shares of Franklin High Income Fund returned 7.21%. The Fund compares its performance to the ICE BofA U.S. High Yield Constrained Index, which returned 7.23% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection in:
↑	Health care
↑	Technology
↑	Finance

Top detractors from performance:
Security selection in:
↓	Media non-cable
↓	Wired communications
↓	Metals and mining
Franklin High Income Fund	PAGE 1	605-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Advisor Class	7.21	5.96	6.31
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
ICE BofA U.S. High Yield Constrained Index	7.23	5.54	6.06
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$2,854,407,780
Total Number of Portfolio Holdings	353
Total Management Fee Paid	$12,579,689
Portfolio Turnover Rate	39.11%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Franklin High Income Fund	PAGE 2	605-ATSR-1125

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin High Income Fund	PAGE 3	605-ATSR-1125

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Mary C. Choksi, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mary C. Choksi as the Audit Committee’s financial expert. Mary C. Choksi is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending September 30, 2024 and September 30, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $55,305 in September 30, 2024 and $68,604 in September 30, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in September 30, 2024 and $0 in September 30, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in September 30, 2024 and $10,000 in September 30, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee were $70,000 in September 30, 2024 and $0 in September 30, 2025. The services for which these fees were paid included global access to tax platform International Tax View.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in September 30, 2024 and $0 in September 30, 2025.

The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Service Affiliates, other than the services reported in paragraphs (a) through (c) of this item, were $163,638 in September 30, 2024 and $0 in September 30, 2025. The services for which these fees were paid included professional fees in connection with SOC 1 reports and professional fees relating to security counts.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii) pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv) establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $233,638 in September 30, 2024 and $377,023 in September 30, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
High Income Fund
Financial Statements and Other Important Information
Annual | September 30, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 22
Notes to Financial Statements 26
Report of Independent Registered Public Accounting Firm 36
Tax Information 37
Changes In and Disagreements with Accountants 38
Results of Meeting(s) of Shareholders 38
Remuneration Paid to Directors, Officers and Others 38
Board Approval of Management and Subadvisory Agreements 38

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30, Year Ended
September 30,
2022
a
Year Ended May 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $1.75 $1.62 $1.54 $1.69 $1.87 $1.72
Income from investment operations
b
:
Net investment income
c
............. 0.11 0.11 0.10 0.03 0.08 0.09
Net realized and unrealized gains (losses) 0.01 0.13 0.08 (0.15) (0.17) 0.16
Total from investment operations ........ 0.12 0.24 0.18 (0.12) (0.09) 0.25
Less distributions from:
Net investment income .............. (0.11) (0.11) (0.10) (0.03) (0.09) (0.10)
Net asset value, end of year ........... $1.76 $1.75 $1.62 $1.54 $1.69 $1.87
Total return
d
....................... 7.03% 15.13% 12.06% (7.03)% (5.15)% 14.52%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.84% 0.84% 0.86% 0.88% 0.87% 0.86%
Expenses net of waiver and payments by
affiliates .......................... 0.83% 0.83% 0.85%
f
0.87%
f
0.87%
f,g
0.85%
f
Net investment income ............... 6.11% 6.26% 6.05% 6.02% 4.66% 5.10%
Supplemental data
Net assets , end of year (000’s) ......... $963,080 $886,357 $713,381 $642,620 $689,210 $553,316
Portfolio turnover rate ................ 39.11% 36.83% 34.60% 4.96% 31.57% 55.37%
a
For the period June 1, 2022 to September 30, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30, Year Ended
September 30,
2022
a
Year Ended May 31,
2025 2024 2023 2022 2021
Class A1
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $1.77 $1.64 $1.56 $1.71 $1.88 $1.73
Income from investment operations
b
:
Net investment income
c
............. 0.11 0.11 0.10 0.03 0.09 0.10
Net realized and unrealized gains (losses) 0.01 0.13 0.08 (0.15) (0.17) 0.15
Total from investment operations ........ 0.12 0.24 0.18 (0.12) (0.08) 0.25
Less distributions from:
Net investment income .............. (0.11) (0.11) (0.10) (0.03) (0.09) (0.10)
Net asset value, end of year ........... $1.78 $1.77 $1.64 $1.56 $1.71 $1.88
Total return
d
....................... 7.05% 15.06% 12.02% (6.90)% (4.51)% 14.52%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.74% 0.74% 0.76% 0.78% 0.77% 0.76%
Expenses net of waiver and payments by
affiliates .......................... 0.73% 0.73% 0.75%
f
0.77%
f
0.76%
f
0.76%
f,g
Net investment income ............... 6.21% 6.35% 6.15% 6.12% 4.74% 5.18%
Supplemental data
Net assets , end of year (000’s) ......... $1,206,382 $1,288,613 $1,276,764 $1,311,893 $1,483,888 $1,758,443
Portfolio turnover rate ................ 39.11% 36.83% 34.60% 4.96% 31.57% 55.37%
a
For the period June 1, 2022 to September 30, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30, Year Ended
September 30,
2022
a
Year Ended May 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $1.80 $1.66 $1.58 $1.74 $1.91 $1.76
Income from investment operations
b
:
Net investment income
c
............. 0.10 0.10 0.09 0.03 0.08 0.09
Net realized and unrealized gains (losses) 0.01 0.14 0.09 (0.16) (0.17) 0.15
Total from investment operations ........ 0.11 0.24 0.18 (0.13) (0.09) 0.24
Less distributions from:
Net investment income .............. (0.10) (0.10) (0.10) (0.03) (0.08) (0.09)
Net asset value, end of year ........... $1.81 $1.80 $1.66 $1.58 $1.74 $1.91
Total return
d
....................... 6.36% 14.87% 11.25% (7.53)% (4.93)% 13.69%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.24% 1.24% 1.26% 1.28% 1.26% 1.26%
Expenses net of waiver and payments by
affiliates .......................... 1.23% 1.23% 1.25%
f
1.27%
f
1.26%
f,g
1.26%
f,g
Net investment income ............... 5.71% 5.85% 5.64% 5.63% 4.22% 4.68%
Supplemental data
Net assets , end of year (000’s) ......... $78,823 $77,858 $77,923 $98,923 $119,630 $220,646
Portfolio turnover rate ................ 39.11% 36.83% 34.60% 4.96% 31.57% 55.37%
a
For the period June 1, 2022 to September 30, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30, Year Ended
September 30,
2022
a
Year Ended May 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $1.82 $1.68 $1.59 $1.75 $1.92 $1.77
Income from investment operations
b
:
Net investment income
c
............. 0.11 0.11 0.10 0.03 0.08 0.09
Net realized and unrealized gains (losses) —
d
0.13 0.09 (0.16) (0.17) 0.15
Total from investment operations ........ 0.11 0.24 0.19 (0.13) (0.09) 0.24
Less distributions from:
Net investment income .............. (0.10) (0.10) (0.10) (0.03) (0.08) (0.09)
Net asset value, end of year ........... $1.83 $1.82 $1.68 $1.59 $1.75 $1.92
Total return
e
....................... 6.46% 14.88% 12.01% (7.44)% (4.75)% 13.78%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.09% 1.09% 1.11% 1.13% 1.12% 1.11%
Expenses net of waiver and payments by
affiliates .......................... 1.08% 1.08% 1.10%
g
1.12%
g
1.11%
g
1.11%
g,h
Net investment income ............... 5.86% 6.00% 5.80% 5.77% 4.39% 4.83%
Supplemental data
Net assets , end of year (000’s) ......... $59,596 $59,229 $57,051 $57,909 $64,250 $74,532
Portfolio turnover rate ................ 39.11% 36.83% 34.60% 4.96% 31.57% 55.37%
a
For the period June 1, 2022 to September 30, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30, Year Ended
September 30,
2022
a
Year Ended May 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $1.76 $1.63 $1.55 $1.71 $1.88 $1.73
Income from investment operations
b
:
Net investment income
c
............. 0.11 0.11 0.10 0.03 0.09 0.10
Net realized and unrealized gains (losses) 0.01 0.13 0.09 (0.16) (0.17) 0.15
Total from investment operations ........ 0.12 0.24 0.19 (0.13) (0.08) 0.25
Less distributions from:
Net investment income .............. (0.11) (0.11) (0.11) (0.03) (0.09) (0.10)
Net asset value, end of year ........... $1.77 $1.76 $1.63 $1.55 $1.71 $1.88
Total return
d
....................... 7.32% 15.44% 12.37% (7.42)% (4.24)% 14.82%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.52% 0.51% 0.53% 0.55% 0.55% 0.54%
Expenses net of waiver and payments by
affiliates .......................... 0.50% 0.49% 0.49%
f
0.50%
f
0.51%
f
0.51%
f
Net investment income ............... 6.44% 6.59% 6.42% 6.39% 5.01% 5.39%
Supplemental data
Net assets , end of year (000’s) ......... $215,841 $203,691 $115,142 $90,344 $98,282 $88,257
Portfolio turnover rate ................ 39.11% 36.83% 34.60% 4.96% 31.57% 55.37%
a
For the period June 1, 2022 to September 30, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30, Year Ended
September 30,
2022
a
Year Ended May 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $1.77 $1.63 $1.56 $1.71 $1.88 $1.73
Income from investment operations
b
:
Net investment income
c
............. 0.11 0.11 0.10 0.03 0.09 0.10
Net realized and unrealized gains (losses) 0.01 0.14 0.08 (0.15) (0.17) 0.15
Total from investment operations ........ 0.12 0.25 0.18 (0.12) (0.08) 0.25
Less distributions from:
Net investment income .............. (0.11) (0.11) (0.11) (0.03) (0.09) (0.10)
Net asset value, end of year ........... $1.78 $1.77 $1.63 $1.56 $1.71 $1.88
Total return
d
....................... 7.21% 15.94% 11.52% (6.86)% (4.37)% 14.68%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.59% 0.59% 0.61% 0.63% 0.62% 0.61%
Expenses net of waiver and payments by
affiliates .......................... 0.58% 0.58% 0.60%
f
0.62%
f
0.61%
f
0.61%
f,g
Net investment income ............... 6.36% 6.51% 6.31% 6.32% 4.89% 5.34%
Supplemental data
Net assets , end of year (000’s) ......... $330,685 $298,151 $295,183 $257,358 $353,786 $341,889
Portfolio turnover rate ................ 39.11% 36.83% 34.60% 4.96% 31.57% 55.37%
a
For the period June 1, 2022 to September 30, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Schedule of Investments, September 30, 2025
Franklin High Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.3%
Metals & Mining 0.0%
†
a
Alpha Metallurgical Resources, Inc. ...................... United States 4,346 $ 713,135
Oil, Gas & Consumable Fuels 0.1%
a
Amplify Energy Corp. ................................ United States 8,816 46,284
Birch Permian Holdings, Inc. ........................... United States 690,410 3,221,798
California Resources Corp. ............................ United States 2,456 130,610
Expand Energy Corp. ................................ United States 1,045 111,021
3,509,713
Pharmaceuticals 0.2%
a,b
Mallinckrodt ARD LLC ................................ United States 37,383 3,869,141
Software 0.0%
†
a,b
DSG Topco, Inc. .................................... United States 33,227 398,724
Specialty Retail 0.0%
a,b
Party City Holdco, Inc. ................................ United States 75 —
Total Common Stocks (Cost $ 51,387,046 ) ....................................
8,490,713
Convertible Preferred Stocks 0.2%
Aerospace & Defense 0.2%
Boeing Co. (The) , 6% ................................ United States 55,000 3,826,350
Total Convertible Preferred Stocks (Cost $ 2,750,000 ) ..........................
3,826,350
Warrants
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a,b
Canvas Energy, Inc. , 10/01/25 .......................... United States 13 —
a
Expand Energy Corp. , 2/09/26 ......................... United States 1,972 192,940
192,940
Total Warrants (Cost $ 166,634 ) ..............................................
192,940
Principal
Amount
*
Corporate Bonds 95.0%
Aerospace & Defense 2.5%
ATI, Inc. , Senior Note , 7.25% , 8/15/30 ....................
United States 11,900,000 12,500,831
c
Axon Enterprise, Inc. ,
Senior Note , 144A, 6.125% , 3/15/30 ................... United States 1,390,000 1,431,043
Senior Note , 144A, 6.25% , 3/15/33 .................... United States 4,300,000 4,436,723
c
Bombardier, Inc. , Senior Note , 144A, 7% , 6/01/32 ........... Canada 8,790,000 9,198,146
c
Efesto Bidco SpA Efesto US LLC , XR , Senior Secured Note ,
144A, 7.5% , 2/15/32 ............................... Italy 20,200,000 20,572,185
c
TransDigm, Inc. ,
Senior Secured Note , 144A, 6% , 1/15/33 ................ United States 3,165,000 3,202,863
Senior Sub. Note , 144A, 6.75% , 1/31/34 ................ United States 19,045,000 19,705,367
71,047,158
Automobile Components 2.3%
c
Adient Global Holdings Ltd. ,
Senior Note , 144A, 8.25% , 4/15/31 .................... United States 6,000,000 6,297,402
Senior Note , 144A, 7.5% , 2/15/33 ..................... United States 2,300,000 2,383,341
Senior Secured Note , 144A, 7% , 4/15/28 ................ United States 2,650,000 2,720,376
c
Allison Transmission, Inc. , Senior Bond , 144A, 3.75% , 1/30/31 . United States 3,400,000 3,143,800

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobile Components (continued)
c ,d
American Axle & Manufacturing, Inc. , Senior Secured Note , 144A,
6.375% , 10/15/32 .................................. United States 5,610,000 $ 5,604,034
c
Clarios Global LP / Clarios US Finance Co. , Senior Note , 144A,
6.75% , 9/15/32 ................................... United States 5,785,000 5,916,811
c
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 23,875,000 20,563,304
c
Forvia SE , Senior Note , 144A, 6.75% , 9/15/33 .............. France 6,220,000 6,314,444
c ,e
IHO Verwaltungs GmbH ,
Senior Secured Note , 144A, PIK, 7.75% , 11/15/30 ......... Germany 3,600,000 3,769,467
Senior Secured Note , 144A, PIK, 8% , 11/15/32 ........... Germany 3,700,000 3,885,769
c
ZF North America Capital, Inc. , Senior Note , 144A, 6.875% ,
4/23/32 ......................................... Germany 6,300,000 6,036,010
66,634,758
Automobiles 0.7%
c
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ......................................... United Kingdom 9,145,000 9,130,442
c
Nissan Motor Co. Ltd. , Senior Bond , 144A, 8.125% , 7/17/35 ... Japan 10,535,000 11,315,854
20,446,296
Beverages 0.0%
†
c
Primo Water Holdings, Inc. / Triton Water Holdings, Inc. , Senior
Secured Note , 144A, 4.375% , 4/30/29 .................. United States 600,000 582,836
Biotechnology 0.3%
c
Grifols SA , Senior Note , 144A, 4.75% , 10/15/28 ............ Spain 10,000,000 9,722,821
Broadline Retail 0.6%
c
Wayfair LLC ,
Senior Secured Note , 144A, 7.25% , 10/31/29 ............ United States 3,800,000 3,927,455
Senior Secured Note , 144A, 7.75% , 9/15/30 ............. United States 12,000,000 12,614,945
16,542,400
Building Products 3.2%
c
Cornerstone Building Brands, Inc. , Senior Note , 144A, 6.125% ,
1/15/29 ......................................... United States 2,000,000 1,635,467
c
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , 144A, 6.625% , 12/15/30 ........................ United States 23,500,000 24,186,177
c
JH North America Holdings, Inc. ,
Senior Secured Note , 144A, 5.875% , 1/31/31 ............ United States 1,625,000 1,651,332
Senior Secured Note , 144A, 6.125% , 7/31/32 ............ United States 2,325,000 2,383,460
c
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 9,300,000 9,559,265
c
Quikrete Holdings, Inc. ,
Senior Note , 144A, 6.75% , 3/01/33 .................... United States 2,700,000 2,809,212
Senior Secured Note , 144A, 6.375% , 3/01/32 ............ United States 5,500,000 5,701,432
c
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 20,900,000 22,089,894
c
Standard Building Solutions, Inc. ,
Senior Note , 144A, 6.5% , 8/15/32 ..................... United States 13,100,000 13,454,303
Senior Note , 144A, 6.25% , 8/01/33 .................... United States 8,205,000 8,322,374
91,792,916
Capital Markets 1.7%
c
Jane Street Group / JSG Finance, Inc. ,
Senior Secured Note , 144A, 4.5% , 11/15/29 ............. United States 6,100,000 5,960,097
Senior Secured Note , 144A, 6.125% , 11/01/32 ........... United States 13,800,000 13,997,466

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
c
Jane Street Group / JSG Finance, Inc., (continued)
Senior Secured Note , 144A, 6.75% , 5/01/33 ............. United States 12,700,000 $ 13,200,562
c
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 5,290,000 5,449,316
c
StoneX Group, Inc. , Senior Secured Note , 144A, 7.875% , 3/01/31 United States 8,600,000 9,050,881
47,658,322
Chemicals 3.1%
c ,e
Advancion Sciences, Inc. , Senior Note , 144A, PIK, 9.25% ,
11/01/26 ........................................ United States 5,834,430 4,937,386
b ,c ,e ,f
Anagram Holdings LLC / Anagram International, Inc. , Secured
Note , 144A, PIK, 10% , 8/15/26 ........................ United States 1,891,272 —
c
Avient Corp. , Senior Note , 144A, 6.25% , 11/01/31 ........... United States 5,200,000 5,284,622
c
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% ,
2/20/32 ......................................... Mexico 4,100,000 2,437,114
c
Cerdia Finanz GmbH , Senior Secured Note , 144A, 9.375% ,
10/03/31 ........................................ Germany 8,700,000 9,232,875
c
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 4,200,000 4,073,966
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 5,435,000 5,743,540
c
GPD Cos., Inc. , Senior Note , 144A, 12.5% , 12/31/29 ......... United States 12,865,660 9,847,891
c
Qnity Electronics, Inc. ,
Senior Note , 144A, 6.25% , 8/15/33 .................... United States 2,650,000 2,709,456
Senior Secured Note , 144A, 5.75% , 8/15/32 ............. United States 4,510,000 4,550,034
c
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 19,800,000 21,227,936
c
Solstice Advanced Materials, Inc. , Senior Note , 144A, 5.625% ,
9/30/33 ......................................... United States 11,630,000 11,675,693
c
Vibrantz Technologies, Inc. , Senior Note , 144A, 9% , 2/15/30 ... United States 10,445,000 5,910,773
87,631,286
Commercial Services & Supplies 2.6%
c
Allied Universal Holdco LLC , Senior Secured Note , 144A,
7.875% , 2/15/31 ................................... United States 8,775,000 9,208,228
c
Prime Security Services Borrower LLC / Prime Finance, Inc. ,
Senior Secured Note , 144A, 3.375% , 8/31/27 ............. United States 13,420,000 13,063,866
c
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 21,575,000 22,131,419
c
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 4,275,000 4,593,393
c
VM Consolidated, Inc. , Senior Note , 144A, 5.5% , 4/15/29 ..... United States 8,800,000 8,792,385
c
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 4,700,000 4,879,996
c
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 12,100,000 12,627,609
75,296,896
Communications Equipment 0.3%
c
Viasat, Inc. , Senior Note , 144A, 7.5% , 5/30/31 .............. United States 9,800,000 9,208,568
Construction & Engineering 0.3%
c
Arcosa, Inc. ,
Senior Note , 144A, 4.375% , 4/15/29 ................... United States 5,400,000 5,255,583
Senior Note , 144A, 6.875% , 8/15/32 ................... United States 3,300,000 3,449,549
8,705,132
Consumer Finance 2.7%
c
Encore Capital Group, Inc. ,
Senior Secured Note , 144A, 9.25% , 4/01/29 ............. United States 3,400,000 3,591,794
Senior Secured Note , 144A, 8.5% , 5/15/30 .............. United States 9,200,000 9,777,723
c
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 19,300,000 19,972,759

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
c
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 6.5% ,
3/26/31 ......................................... United Kingdom 2,900,000 $ 3,110,968
OneMain Finance Corp. ,
Senior Bond , 5.375% , 11/15/29 ....................... United States 10,100,000 9,993,877
Senior Note , 6.625% , 5/15/29 ........................ United States 4,000,000 4,116,484
Senior Note , 7.125% , 11/15/31 ....................... United States 6,400,000 6,641,651
Senior Note , 6.5% , 3/15/33 .......................... United States 5,775,000 5,791,343
c
PROG Holdings, Inc. , Senior Note , 144A, 6% , 11/15/29 ....... United States 15,000,000 14,743,725
77,740,324
Consumer Staples Distribution & Retail 0.4%
c
US Foods, Inc. ,
Senior Note , 144A, 7.25% , 1/15/32 .................... United States 7,200,000 7,546,982
Senior Note , 144A, 5.75% , 4/15/33 .................... United States 3,300,000 3,325,532
10,872,514
Containers & Packaging 2.0%
c
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 18,550,000 19,043,337
c
Mauser Packaging Solutions Holding Co. , Secured Note , 144A,
9.25% , 4/15/27 ................................... United States 25,000,000 25,078,325
c
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 13,400,000 13,139,102
57,260,764
Distributors 0.4%
c
Gates Corp. , Senior Note , 144A, 6.875% , 7/01/29 ........... United States 4,800,000 4,986,720
c
RB Global Holdings, Inc. ,
Senior Note , 144A, 7.75% , 3/15/31 .................... Canada 4,675,000 4,895,440
Senior Secured Note , 144A, 6.75% , 3/15/28 ............. Canada 2,450,000 2,507,811
12,389,971
Diversified Consumer Services 0.6%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....
United States 16,035,000 15,808,628
Diversified REITs 1.2%
c
Global Net Lease, Inc. , Senior Note , 144A, 4.5% , 9/30/28 ..... United States 14,500,000 14,196,157
c
Global Net Lease, Inc. / Global Net Lease Operating Partnership
LP , Senior Note , 144A, 3.75% , 12/15/27 ................. United States 13,360,000 12,978,950
c
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A,
3.875% , 2/15/29 ................................... United States 7,000,000 6,838,701
34,013,808
Diversified Telecommunication Services 2.5%
c
Altice France SA , Senior Secured Note , 144A, 5.5% , 1/15/28 .. France 7,500,000 6,637,500
c
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond , 144A, 5% , 2/01/28 ...................... United States 3,000,000 2,973,586
Senior Bond , 144A, 5.375% , 6/01/29 ................... United States 10,900,000 10,835,544
Senior Bond , 144A, 4.5% , 8/15/30 ..................... United States 10,500,000 9,923,494
Senior Bond , 144A, 4.25% , 2/01/31 .................... United States 3,400,000 3,134,311
Senior Note , 144A, 6.375% , 9/01/29 ................... United States 8,000,000 8,116,488
c
Maya SAS ,
Senior Secured Note , 144A, 7% , 10/15/28 ............... France 10,400,000 10,575,401
Senior Secured Note , 144A, 7% , 4/15/32 ................ France 10,950,000 11,180,541

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
c
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 .................................... United Kingdom 6,900,000 $ 6,511,673
69,888,538
Electric Utilities 2.1%
c
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375% , 2/15/32 .................... United Kingdom 14,400,000 14,769,374
c
NRG Energy, Inc. ,
d
Senior Bond , 144A, 6% , 1/15/36 ...................... United States 12,060,000 12,069,270
Senior Note , 144A, 5.75% , 7/15/29 .................... United States 15,300,000 15,394,805
c
Vistra Operations Co. LLC ,
Senior Note , 144A, 7.75% , 10/15/31 ................... United States 8,700,000 9,212,578
Senior Note , 144A, 6.875% , 4/15/32 ................... United States 8,700,000 9,105,479
60,551,506
Electrical Equipment 0.4%
c
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 11,700,000 11,439,142
Electronic Equipment, Instruments & Components 0.5%
c
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 9,300,000 8,952,467
c
Zebra Technologies Corp. , Senior Note , 144A, 6.5% , 6/01/32 .. United States 4,800,000 4,933,853
13,886,320
Energy Equipment & Services 3.2%
c
Enerflex Ltd. , Senior Secured Note , 144A, 9% , 10/15/27 ...... Canada 3,390,000 3,463,482
c
Kodiak Gas Services LLC ,
Senior Bond , 144A, 6.75% , 10/01/35 ................... United States 2,610,000 2,681,465
Senior Note , 144A, 7.25% , 2/15/29 .................... United States 12,300,000 12,772,136
Senior Note , 144A, 6.5% , 10/01/33 .................... United States 4,435,000 4,518,382
c
Nabors Industries, Inc. ,
Senior Note , 144A, 9.125% , 1/31/30 ................... United States 4,600,000 4,787,496
Senior Note , 144A, 8.875% , 8/15/31 ................... United States 9,900,000 9,227,492
Oceaneering International, Inc. , Senior Note , 6% , 2/01/28 .....
United States 6,000,000 6,096,948
Transocean International Ltd. ,
Senior Bond , 6.8% , 3/15/38 .......................... United States 10,800,000 9,154,878
c
Senior Note , 144A, 8.25% , 5/15/29 .................... United States 2,100,000 2,072,062
c
Senior Secured Note , 144A, 8.75% , 2/15/30 ............. United States 11,850,000 12,477,292
c
Senior Secured Note , 144A, 7.875% , 10/15/32 ........... United States 1,730,000 1,730,000
c
Transocean Titan Financing Ltd. , Senior Secured Note , 144A,
8.375% , 2/01/28 ................................... United States 1,457,143 1,496,926
c
Weatherford International Ltd. ,
Senior Note , 144A, 8.625% , 4/30/30 ................... United States 11,000,000 11,252,516
d
Senior Note , 144A, 6.75% , 10/15/33 ................... United States 10,740,000 10,754,183
92,485,258
Entertainment 1.2%
c
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 15,300,000 15,903,570
Warnermedia Holdings, Inc. ,
Senior Bond , 5.05% , 3/15/42 ......................... United States 9,200,000 7,350,294
Senior Note , 4.054% , 3/15/29 ........................ United States 9,805,000 9,470,012
32,723,876

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Financial Services 5.2%
c
CrossCountry Intermediate HoldCo LLC , Senior Note , 144A,
6.5% , 10/01/30 ................................... United States 8,005,000 $ 8,044,462
c
Freedom Mortgage Holdings LLC ,
Senior Note , 144A, 9.25% , 2/01/29 .................... United States 4,400,000 4,632,917
Senior Note , 144A, 8.375% , 4/01/32 ................... United States 12,700,000 13,322,046
Senior Note , 144A, 7.875% , 4/01/33 ................... United States 6,235,000 6,428,547
c
GGAM Finance Ltd. ,
Senior Note , 144A, 8% , 2/15/27 ...................... Ireland 3,600,000 3,687,655
Senior Note , 144A, 8% , 6/15/28 ...................... Ireland 10,000,000 10,593,290
c
Jefferson Capital Holdings LLC ,
Senior Note , 144A, 6% , 8/15/26 ...................... United States 12,500,000 12,507,000
Senior Note , 144A, 9.5% , 2/15/29 ..................... United States 10,700,000 11,308,070
Senior Note , 144A, 8.25% , 5/15/30 .................... United States 4,000,000 4,186,780
c
Nationstar Mortgage Holdings, Inc. , Senior Bond , 144A, 5.75% ,
11/15/31 ........................................ United States 11,440,000 11,597,621
c
Osaic Holdings, Inc. ,
Senior Note , 144A, 8% , 8/01/33 ...................... United States 4,065,000 4,216,409
Senior Secured Note , 144A, 6.75% , 8/01/32 ............. United States 4,290,000 4,434,384
c
PHH Escrow Issuer LLC / PHH Corp. , Senior Note , 144A,
9.875% , 11/01/29 .................................. United States 18,000,000 18,260,820
c
PRA Group, Inc. ,
Senior Note , 144A, 8.375% , 2/01/28 ................... United States 9,300,000 9,519,563
Senior Note , 144A, 5% , 10/01/29 ..................... United States 3,000,000 2,788,460
Senior Note , 144A, 8.875% , 1/31/30 ................... United States 9,600,000 9,918,605
c
Rocket Cos., Inc. , Senior Note , 144A, 6.375% , 8/01/33 ....... United States 8,250,000 8,525,253
c
United Wholesale Mortgage LLC , Senior Note , 144A, 5.5% ,
11/15/25 ........................................ United States 5,100,000 5,101,487
149,073,369
Food Products 0.3%
c ,e
Chobani Holdco II LLC , Senior Note , 144A, PIK, 8.75% , 10/01/29 United States 2,500,700 2,535,583
c
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 3,300,000 3,445,190
c
Froneri Lux FinCo SARL , Senior Secured Note , 144A, 6% ,
8/01/32 ......................................... United Kingdom 2,765,000 2,771,662
8,752,435
Ground Transportation 1.4%
c
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 4,855,000 5,051,161
c
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior
Secured Note , 144A, 4% , 7/31/29 ..................... United States 11,400,000 10,852,905
c
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 13,020,000 13,487,615
c
XPO, Inc. , Senior Note , 144A, 7.125% , 2/01/32 ............. United States 10,100,000 10,631,240
40,022,921
Health Care Equipment & Supplies 0.8%
c
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 10,000,000 10,434,375
c
Insulet Corp. , Senior Note , 144A, 6.5% , 4/01/33 ............ United States 1,735,000 1,805,323
c
Medline Borrower LP , Senior Note , 144A, 5.25% , 10/01/29 .... United States 10,300,000 10,218,560
22,458,258
Health Care Providers & Services 4.6%
c
CHS/Community Health Systems, Inc. ,
144A, 10.75% , 6/15/33 ............................. United States 2,900,000 2,997,817

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
c
CHS/Community Health Systems, Inc., (continued)
Secured Note , 144A, 6.125% , 4/01/30 .................. United States 6,800,000 $ 4,938,223
Senior Secured Note , 144A, 6% , 1/15/29 ................ United States 6,000,000 5,829,420
Senior Secured Note , 144A, 5.25% , 5/15/30 ............. United States 6,500,000 5,886,070
Senior Secured Note , 144A, 10.875% , 1/15/32 ........... United States 8,500,000 9,012,949
Senior Secured Note , 144A, 9.75% , 1/15/34 ............. United States 5,900,000 6,051,925
c
Concentra Health Services, Inc. , Senior Note , 144A, 6.875% ,
7/15/32 ......................................... United States 5,200,000 5,406,086
c
DaVita, Inc. ,
Senior Note , 144A, 4.625% , 6/01/30 ................... United States 16,700,000 16,018,622
Senior Note , 144A, 6.875% , 9/01/32 ................... United States 7,700,000 7,960,460
c
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 24,200,000 23,914,199
c
MPH Acquisition Holdings LLC ,
Senior Secured Note , 144A, 5.75% , 12/31/30 ............ United States 1,998,619 1,746,759
e
Senior Secured Note , 144A, PIK, 11.5% , 12/31/30 ......... United States 3,135,335 3,255,685
e
Senior Secured Note , 144A, PIK, 6.75% , 3/31/31 ......... United States 17,206,799 14,011,109
Tenet Healthcare Corp. ,
Secured Note , 6.25% , 2/01/27 ........................ United States 9,800,000 9,804,996
Senior Secured Note , 6.125% , 6/15/30 ................. United States 14,600,000 14,804,500
131,638,820
Health Care REITs 0.7%
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond , 3.5% , 3/15/31 .......................... United States 16,200,000 11,928,776
c
Senior Secured Note , 144A, 8.5% , 2/15/32 .............. United States 7,750,000 8,240,784
20,169,560
Health Care Technology 0.6%
c
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 17,800,000 18,323,160
Hotel & Resort REITs 1.1%
c
Pebblebrook Hotel LP / PEB Finance Corp. , Senior Note , 144A,
6.375% , 10/15/29 .................................. United States 3,300,000 3,351,955
c
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note , 144A, 7.25% , 7/15/28 .................... United States 6,000,000 6,194,220
Senior Note , 144A, 4.5% , 2/15/29 ..................... United States 6,500,000 6,380,097
Senior Note , 144A, 6.5% , 4/01/32 ..................... United States 8,000,000 8,230,683
Senior Note , 144A, 6.5% , 6/15/33 ..................... United States 4,200,000 4,328,373
c
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 3,725,000 3,831,993
32,317,321
Hotels, Restaurants & Leisure 7.2%
b ,c ,f
24 Hour Fitness Worldwide, Inc. , Senior Note , 144A, 8% , 6/01/22 United States 23,000,000 —
c
Allwyn Entertainment Financing UK plc , Senior Secured Note ,
144A, 7.875% , 4/30/29 .............................. Czech Republic 13,914,000 14,447,564
c
Caesars Entertainment, Inc. ,
Senior Note , 144A, 4.625% , 10/15/29 .................. United States 4,650,000 4,449,400
Senior Note , 144A, 6% , 10/15/32 ..................... United States 6,900,000 6,800,535
Senior Secured Note , 144A, 7% , 2/15/30 ................ United States 2,420,000 2,490,767
c
Carnival Corp. ,
Senior Note , 144A, 5.75% , 3/15/30 .................... United States 20,950,000 21,403,693
Senior Note , 144A, 5.75% , 8/01/32 .................... United States 13,600,000 13,857,421
Senior Note , 144A, 6.125% , 2/15/33 ................... United States 7,500,000 7,692,495
c
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 13,200,000 12,396,223
c
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 13,700,000 13,557,331

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
c
Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC , Senior Secured Note , 144A, 8.25% , 4/15/30 .. United States 12,250,000 $ 12,737,366
c
NCL Corp. Ltd. ,
Senior Note , 144A, 6.75% , 2/01/32 .................... United States 9,700,000 9,981,849
Senior Note , 144A, 6.25% , 9/15/33 .................... United States 8,780,000 8,830,931
c ,d
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp. ,
Senior Secured Note , 144A, 6.25% , 10/15/30 ............. United States 5,165,000 5,214,282
c
Royal Caribbean Cruises Ltd. ,
Senior Note , 144A, 5.375% , 7/15/27 ................... United States 4,900,000 4,943,982
Senior Note , 144A, 6.25% , 3/15/32 .................... United States 7,000,000 7,228,861
Senior Note , 144A, 6% , 2/01/33 ...................... United States 5,500,000 5,642,344
c
Station Casinos LLC , Senior Note , 144A, 4.5% , 2/15/28 ...... United States 6,800,000 6,690,349
c
Viking Cruises Ltd. ,
Senior Note , 144A, 7% , 2/15/29 ...................... United States 9,900,000 9,956,559
d
Senior Note , 144A, 5.875% , 10/15/33 .................. United States 10,485,000 10,505,464
c
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 25,000,000 26,929,268
205,756,684
Household Durables 2.6%
c
Ashton Woods USA LLC / Ashton Woods Finance Co. ,
Senior Note , 144A, 4.625% , 8/01/29 ................... United States 4,800,000 4,600,509
Senior Note , 144A, 4.625% , 4/01/30 ................... United States 8,000,000 7,580,998
Senior Note , 144A, 6.875% , 8/01/33 ................... United States 3,580,000 3,613,945
c
Dream Finders Homes, Inc. , Senior Note , 144A, 8.25% , 8/15/28 United States 6,000,000 6,230,160
c
K. Hovnanian Enterprises, Inc. ,
Senior Note , 144A, 8% , 4/01/31 ...................... United States 2,805,000 2,878,121
Senior Note , 144A, 8.375% , 10/01/33 .................. United States 4,210,000 4,318,942
KB Home , Senior Note , 7.25% , 7/15/30 ...................
United States 9,000,000 9,291,978
c
LGI Homes, Inc. , Senior Note , 144A, 8.75% , 12/15/28 ........ United States 14,200,000 14,916,319
M/I Homes, Inc. , Senior Note , 3.95% , 2/15/30 ..............
United States 12,600,000 12,063,893
Newell Brands, Inc. ,
Senior Note , 6.375% , 5/15/30 ........................ United States 1,450,000 1,440,277
Senior Note , 6.625% , 5/15/32 ........................ United States 1,150,000 1,137,819
c
Senior Note , 144A, 8.5% , 6/01/28 ..................... United States 5,700,000 6,043,345
74,116,306
Household Products 0.1%
c
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .. United States 3,800,000 3,649,406
Independent Power and Renewable Electricity Producers 0.6%
c
Clearway Energy Operating LLC ,
Senior Bond , 144A, 3.75% , 1/15/32 .................... United States 8,800,000 7,905,469
Senior Note , 144A, 4.75% , 3/15/28 .................... United States 3,500,000 3,460,502
Senior Note , 144A, 3.75% , 2/15/31 .................... United States 7,000,000 6,430,887
17,796,858
Insurance 1.6%
c
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note , 144A, 8.5% , 6/15/29 ..................... United States 7,200,000 7,564,853
Senior Secured Note , 144A, 7.5% , 11/06/30 ............. United States 8,900,000 9,278,517
c
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note , 144A, 6.75% , 10/15/27 ................... United States 5,400,000 5,415,898
Senior Note , 144A, 7.375% , 10/01/32 .................. United States 3,600,000 3,714,057
Senior Secured Note , 144A, 6.75% , 4/15/28 ............. United States 2,500,000 2,546,300

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
c
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer,
(continued)
Senior Secured Note , 144A, 7% , 1/15/31 ................ United States 16,900,000 $ 17,474,908
45,994,533
Interactive Media & Services 0.1%
c
Snap, Inc. , Senior Note , 144A, 6.875% , 3/01/33 ............ United States 1,370,000 1,401,789
IT Services 1.3%
c
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ......................................... United States 3,500,000 3,400,866
c
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Note , 144A, 7% , 6/15/27 ...................... United States 13,400,000 13,375,634
Senior Secured Note , 144A, 6.5% , 7/01/32 .............. United States 9,300,000 9,046,440
c
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 10,700,000 11,216,714
37,039,654
Machinery 1.4%
c
Calderys Financing LLC , Senior Secured Note , 144A, 11.25% ,
6/01/28 ......................................... France 13,700,000 14,543,619
c
ESAB Corp. , Senior Note , 144A, 6.25% , 4/15/29 ............ United States 11,200,000 11,519,794
Hillenbrand, Inc. , Senior Note , 6.25% , 2/15/29 ..............
United States 8,200,000 8,417,316
c
Terex Corp. , Senior Note , 144A, 6.25% , 10/15/32 ........... United States 5,500,000 5,607,338
40,088,067
Media 4.9%
c
Clear Channel Outdoor Holdings, Inc. ,
Senior Note , 144A, 7.75% , 4/15/28 .................... United States 700,000 699,350
Senior Note , 144A, 7.5% , 6/01/29 ..................... United States 8,700,000 8,459,344
Senior Secured Note , 144A, 7.875% , 4/01/30 ............ United States 11,000,000 11,558,261
Senior Secured Note , 144A, 7.5% , 3/15/33 .............. United States 9,400,000 9,835,070
c
CSC Holdings LLC ,
Senior Note , 144A, 11.25% , 5/15/28 ................... United States 13,700,000 12,693,432
Senior Note , 144A, 11.75% , 1/31/29 ................... United States 3,400,000 2,861,335
c
Directv Financing LLC , Senior Secured Note , 144A, 8.875% ,
2/01/30 ......................................... United States 7,290,000 7,209,601
c
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................. United States 4,263,000 4,261,436
c
EW Scripps Co. (The) , Senior Secured Note , 144A, 9.875% ,
8/15/30 ......................................... United States 15,000,000 14,093,446
c
Gray Media, Inc. ,
Secured Note , 144A, 9.625% , 7/15/32 .................. United States 7,330,000 7,495,020
Senior Bond , 144A, 5.375% , 11/15/31 .................. United States 5,600,000 4,210,542
Senior Secured Note , 144A, 7.25% , 8/15/33 ............. United States 6,695,000 6,638,613
c
McGraw-Hill Education, Inc. , Senior Secured Note , 144A,
7.375% , 9/01/31 ................................... United States 15,600,000 16,221,098
c
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Bond , 144A, 4.625% , 3/15/30 ................... United States 5,555,000 5,343,610
Senior Note , 144A, 4.25% , 1/15/29 .................... United States 8,000,000 7,690,528
c
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 15,100,000 15,508,832
c
Univision Communications, Inc. , Senior Secured Note , 144A,
9.375% , 8/01/32 ................................... United States 5,045,000 5,380,528
140,160,046

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining 2.6%
c
Cleveland-Cliffs, Inc. ,
Senior Note , 144A, 7% , 3/15/32 ...................... United States 6,225,000 $ 6,294,813
Senior Note , 144A, 7.625% , 1/15/34 ................... United States 10,360,000 10,681,782
c
Constellium SE ,
Senior Note , 144A, 3.75% , 4/15/29 .................... United States 16,000,000 15,237,258
Senior Note , 144A, 6.375% , 8/15/32 ................... United States 3,200,000 3,273,581
c
Fortescue Treasury Pty. Ltd. , Senior Bond , 144A, 4.375% ,
4/01/31 ......................................... Australia 9,500,000 9,076,609
c ,d
Mineral Resources Ltd. , Senior Note , 144A, 7% , 4/01/31 ...... Australia 5,470,000 5,544,206
c
Novelis Corp. ,
Senior Bond , 144A, 4.75% , 1/30/30 .................... United States 7,700,000 7,434,297
Senior Bond , 144A, 3.875% , 8/15/31 ................... United States 200,000 182,504
Senior Note , 144A, 6.875% , 1/30/30 ................... United States 6,100,000 6,330,604
Senior Note , 144A, 6.375% , 8/15/33 ................... United States 8,675,000 8,771,038
72,826,692
Mortgage Real Estate Investment Trusts (REITs) 1.1%
c
Apollo Commercial Real Estate Finance, Inc. , Senior Secured
Note , 144A, 4.625% , 6/15/29 ......................... United States 22,900,000 22,025,509
c ,d
Starwood Property Trust, Inc. , Senior Note , 144A, 5.75% , 1/15/31 United States 8,360,000 8,365,249
30,390,758
Oil, Gas & Consumable Fuels 9.6%
c
Antero Resources Corp. ,
Senior Note , 144A, 7.625% , 2/01/29 ................... United States 4,422,000 4,518,771
Senior Note , 144A, 5.375% , 3/01/30 ................... United States 4,300,000 4,328,174
c
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 8.125% , 1/15/27 ................... United States 7,400,000 7,342,042
Senior Secured Note , 144A, 9.25% , 7/15/29 ............. United States 14,700,000 15,067,500
c
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25% ,
10/01/29 ........................................ Australia 9,800,000 8,636,259
c
Crescent Energy Finance LLC ,
Senior Note , 144A, 7.375% , 1/15/33 ................... United States 6,200,000 6,041,680
Senior Note , 144A, 8.375% , 1/15/34 ................... United States 15,460,000 15,677,484
c
DT Midstream, Inc. ,
Senior Bond , 144A, 4.375% , 6/15/31 ................... United States 3,900,000 3,770,705
Senior Note , 144A, 4.125% , 6/15/29 ................... United States 5,600,000 5,465,183
c
Expand Energy Corp. ,
Senior Note , 144A, 5.875% , 2/01/29 ................... United States 5,000,000 5,018,939
Senior Note , 144A, 6.75% , 4/15/29 .................... United States 10,300,000 10,408,378
c
Hess Midstream Operations LP ,
Senior Note , 144A, 5.875% , 3/01/28 ................... United States 9,700,000 9,894,049
Senior Note , 144A, 6.5% , 6/01/29 ..................... United States 9,100,000 9,390,882
c
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond , 144A, 6.25% , 4/15/32 .................... United States 4,300,000 4,128,167
Senior Bond , 144A, 7.25% , 2/15/35 .................... United States 3,100,000 3,031,681
Senior Note , 144A, 8.375% , 11/01/33 .................. United States 2,100,000 2,207,022
c
Kinetik Holdings LP ,
Senior Note , 144A, 6.625% , 12/15/28 .................. United States 7,600,000 7,806,507
Senior Note , 144A, 5.875% , 6/15/30 ................... United States 9,200,000 9,260,407
c
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note , 144A, 11.5% , 2/15/28 ................... United States 29,000,000 30,865,280
b ,c ,f
Murray Energy Corp. , Secured Note , 144A, 12% , 4/15/24 ..... United States 18,564,500 —
c
Northriver Midstream Finance LP , Senior Secured Note , 144A,
6.75% , 7/15/32 ................................... Canada 20,100,000 20,567,844
ONEOK, Inc. , Senior Bond , 5.375% , 6/01/29 ...............
United States 2,100,000 2,163,502

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
c
Sunoco LP ,
Senior Note , 144A, 7.25% , 5/01/32 .................... United States 3,000,000 $ 3,150,663
Senior Note , 144A, 6.25% , 7/01/33 .................... United States 3,300,000 3,361,272
Sunoco LP / Sunoco Finance Corp. ,
Senior Note , 6% , 4/15/27 ........................... United States 2,200,000 2,200,723
Senior Note , 4.5% , 5/15/29 .......................... United States 2,700,000 2,635,949
Senior Note , 4.5% , 4/30/30 .......................... United States 5,000,000 4,818,035
c
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond , 144A, 4.125% , 8/15/31 ............ United States 4,900,000 4,628,163
Senior Secured Note , 144A, 3.875% , 8/15/29 ............ United States 5,900,000 5,659,165
c
Venture Global LNG, Inc. ,
Senior Secured Note , 144A, 8.125% , 6/01/28 ............ United States 12,900,000 13,361,433
Senior Secured Note , 144A, 9.5% , 2/01/29 .............. United States 3,100,000 3,418,215
Senior Secured Note , 144A, 8.375% , 6/01/31 ............ United States 9,800,000 10,296,618
Senior Secured Note , 144A, 9.875% , 2/01/32 ............ United States 4,100,000 4,466,328
c
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond , 144A, 7.75% , 5/01/35 ............. United States 4,000,000 4,517,333
Senior Secured Bond , 144A, 6.75% , 1/15/36 ............. United States 7,925,000 8,422,706
Senior Secured Note , 144A, 7.5% , 5/01/33 .............. United States 4,000,000 4,422,540
Senior Secured Note , 144A, 6.5% , 1/15/34 .............. United States 4,755,000 5,008,358
c
Vital Energy, Inc. , Senior Note , 144A, 7.875% , 4/15/32 ....... United States 7,000,000 6,799,956
272,757,913
Paper & Forest Products 0.3%
c
Magnera Corp. , Senior Note , 144A, 4.75% , 11/15/29 ......... United States 8,200,000 7,266,783
Passenger Airlines 0.7%
c
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior
Secured Note , 144A, 5.75% , 4/20/29 ................... United States 2,000,000 2,009,151
c
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note ,
144A, 4.75% , 10/20/28 .............................. United States 3,400,000 3,420,533
c
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 4,950,000 5,209,939
c
United Airlines, Inc. ,
Senior Secured Note , 144A, 4.375% , 4/15/26 ............ United States 2,700,000 2,698,175
Senior Secured Note , 144A, 4.625% , 4/15/29 ............ United States 5,500,000 5,419,941
18,757,739
Personal Care Products 1.1%
c
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC , Senior Secured Note , 144A, 6.625% ,
7/15/30 ......................................... United States 12,200,000 12,482,052
c
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 17,700,000 18,153,580
30,635,632
Pharmaceuticals 0.8%
c
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 4,500,000 4,833,535
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note , 4.75% , 5/09/27 ......................... Israel 10,600,000 10,598,445
Senior Note , 5.125% , 5/09/29 ........................ Israel 900,000 905,592
Senior Note , 8.125% , 9/15/31 ........................ Israel 6,400,000 7,325,555
23,663,127
Professional Services 0.3%
c
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 7,850,000 8,107,485

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Real Estate Management & Development 1.0%
c
Forestar Group, Inc. , Senior Note , 144A, 6.5% , 3/15/33 ....... United States 22,000,000 $ 22,524,436
c
Greystar Real Estate Partners LLC , Senior Secured Note , 144A,
7.75% , 9/01/30 ................................... United States 5,800,000 6,135,878
28,660,314
Software 0.7%
c
Camelot Finance SA , Senior Secured Note , 144A, 4.5% , 11/01/26 United States 970,000 967,281
c
Gen Digital, Inc. , Senior Note , 144A, 6.25% , 4/01/33 ......... United States 4,250,000 4,349,361
c
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 9,400,000 8,730,310
c
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...... United States 6,700,000 6,533,032
20,579,984
Specialized REITs 2.0%
c
Iron Mountain, Inc. ,
Senior Bond , 144A, 5.625% , 7/15/32 ................... United States 6,400,000 6,371,085
Senior Note , 144A, 7% , 2/15/29 ...................... United States 12,600,000 12,994,330
Senior Note , 144A, 6.25% , 1/15/33 .................... United States 7,800,000 7,961,967
c
Millrose Properties, Inc. ,
Senior Note , 144A, 6.375% , 8/01/30 ................... United States 20,975,000 21,347,516
Senior Note , 144A, 6.25% , 9/15/32 .................... United States 8,525,000 8,552,609
57,227,507
Technology Hardware, Storage & Peripherals 0.4%
c
Seagate Data Storage Technology Pte. Ltd. , Senior Note , 144A,
5.875% , 7/15/30 ................................... United States 9,800,000 9,995,177
Textiles, Apparel & Luxury Goods 1.1%
c ,e
Beach Acquisition Bidco LLC , Senior Note , 144A, PIK, 10% ,
7/15/33 ......................................... United States 13,000,000 14,055,106
c
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 .......... United States 10,700,000 11,339,839
c
Under Armour, Inc. , Senior Note , 144A, 7.25% , 7/15/30 ....... United States 4,640,000 4,645,865
30,040,810
Trading Companies & Distributors 2.6%
c
EquipmentShare.com, Inc. ,
Secured Note , 144A, 9% , 5/15/28 ..................... United States 13,900,000 14,726,674
Secured Note , 144A, 8.625% , 5/15/32 .................. United States 8,200,000 8,863,331
c
Herc Holdings, Inc. , Senior Note , 144A, 6.625% , 6/15/29 ...... United States 7,500,000 7,711,897
c
QXO Building Products, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 13,200,000 13,700,230
c
United Rentals North America, Inc. , Senior Bond , 144A, 6.125% ,
3/15/34 ......................................... United States 15,200,000 15,824,310
c
WESCO Distribution, Inc. ,
Senior Note , 144A, 6.375% , 3/15/29 ................... United States 4,600,000 4,741,822
Senior Note , 144A, 6.375% , 3/15/33 ................... United States 9,550,000 9,906,580
75,474,844
Wireless Telecommunication Services 1.4%
c ,f
Altice France Holding SA ,
Senior Secured Note , 144A, 10.5% , 5/15/27 ............. Luxembourg 17,400,000 6,310,592
Senior Secured Note , 144A, 6% , 2/15/28 ................ Luxembourg 3,100,000 1,122,794
c
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 14,000,000 14,737,167
b ,g
Digicel Group Holdings Ltd. , 29 .35% , 11/17/33 ............. Bermuda 444,375 14,062

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services (continued)
c
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 17,715,000 $ 18,890,036
41,074,651
Total Corporate Bonds (Cost $ 2,735,363,310 ) .................................
2,710,548,641
h
Senior Floating Rate Interests 1.0%
i
Chemicals 0.6%
Hexion Holdings Corp., Second Lien, Initial CME Term Loan ,
11.701% , ( 1-month SOFR + 7.438% ), 3/15/30 ............ United States 6,549,932 6,487,707
Vibrantz Technologies, Inc., First Lien, Initial CME Term Loan ,
8.728% , ( 3-month SOFR + 4.25% ), 4/23/29 .............. United States 12,707,000 10,299,087
16,786,794
a a a a a a
Health Care Technology 0.4%
i
AthenaHealth Group, Inc., First Lien, Initial CME Term Loan ,
6.913% , ( 1-month SOFR + 2.75% ), 2/15/29 .............. United States 11,329,578 11,321,307
IT Services 0.0%
†
e
Diamond Sports Net LLC, First Lien, Exit Term Loan , PIK, 15% ,
1/03/28 ......................................... United States 647,544 558,507
Total Senior Floating Rate Interests (Cost $ 31,054,616 ) ........................
28,666,608
Municipal Bonds 0.2%
Arizona 0.2%
c
Maricopa County Industrial Development Authority , Grand Canyon
University Obligated Group , Revenue , 144A, 2024 , 7.375% ,
10/01/29 ........................................ United States 6,815,000 7,152,587
Total Municipal Bonds (Cost $ 6,851,150 ) .....................................
7,152,587
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
Alpha Natural Resources, Inc., Escrow Account ............. United States 25,000,000 —
a,b
Endo GUC Trust, Escrow Account ....................... United States 868,583 —
a,b
Endo, Inc., Escrow Account ............................ United States 8,973,000 —
a
Expand Energy Corp., Escrow Account ................... United States 13,700,000 56,855
Total Escrows and Litigation Trusts (Cost $ 181,007 ) ...........................
56,855
Total Long Term Investments (Cost $ 2,827,753,763 ) ...........................
2,758,934,694
a

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Short Term Investments 3.6%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 3.6%
j,k
Franklin Institutional U.S. Government Money Market Fund ,
4.094% ......................................... United States 102,850,731 $ 102,850,731
Total Money Market Funds (Cost $ 102,850,731 ) ...............................
102,850,731
Total Short Term Investments (Cost $ 102,850,731 ) .............................
102,850,731
a
Total Investments (Cost $ 2,930,604,494 ) 100.3% ..............................
$2,861,785,425
Other Assets, less Liabilities (0.3) % .........................................
(7,377,645)
Net Assets 100.0% .........................................................
$2,854,407,780
a a a
See Abbreviations on page 35 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2025, the aggregate value of these securities was $2,525,481,324, representing 88.5% of net assets.
d
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
e
Income may be received in additional securities and/or cash.
f
Defaulted security or security for which income has been deemed uncollectible. See Note 6.
g
The rate shown represents the yield at period end.
h
See Note 1(c) regarding senior floating rate interests.
i
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
j
See Note 3(f) regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.

Franklin High Income Trust
Financial Statements
Statement of Assets and Liabilities
September 30, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin High
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,827,753,763
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 102,850,731
Value - Unaffiliated issuers .................................................................. $2,758,934,694
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 102,850,731
Cash .................................................................................... 450,826
Receivables:
Investment securities sold ................................................................... 7,593,006
Capital shares sold ........................................................................ 2,029,398
Dividends and interest ..................................................................... 46,553,891
Total assets .......................................................................... 2,918,412,546
Liabilities:
Payables:
Investment securities purchased .............................................................. 59,620,000
Capital shares redeemed ................................................................... 2,099,294
Management fees ......................................................................... 1,115,614
Distribution fees .......................................................................... 413,801
Transfer agent fees ........................................................................ 590,064
Trustees' fees and expenses ................................................................. 2,856
Accrued expenses and other liabilities ........................................................... 163,137
Total liabilities ......................................................................... 64,004,766
Net assets, at value ................................................................. $2,854,407,780
Net assets consist of:
Paid-in capital ............................................................................. $3,791,983,093
Total distributable earnings (losses) ............................................................. (937,575,313)
Net assets, at value ................................................................. $2,854,407,780

Franklin High Income Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
September 30, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin High
Income Fund
Class A:
Net assets, at value ....................................................................... $963,080,473
Shares outstanding ........................................................................ 548,198,209
Net asset value per share
a ,b
.................................................................. $1.76
Maximum offering price per share (net asset value per share ÷ 96 .25% )
b
................................ $1.83
Class A1:
Net assets, at value ....................................................................... $1,206,381,679
Shares outstanding ........................................................................ 677,836,401
Net asset value per share
a ,b
.................................................................. $1.78
Maximum offering price per share (net asset value per share ÷ 96 .25% )
b
................................ $1.85
Class C:
Net assets, at value ....................................................................... $78,823,333
Shares outstanding ........................................................................ 43,449,743
Net asset value and maximum offering price per share
a ,b
............................................ $1.81
Class R:
Net assets, at value ....................................................................... $59,595,865
Shares outstanding ........................................................................ 32,544,152
Net asset value and maximum offering price per share
b
............................................. $1.83
Class R6:
Net assets, at value ....................................................................... $215,841,247
Shares outstanding ........................................................................ 122,160,909
Net asset value and maximum offering price per share
b
............................................. $1.77
Advisor Class:
Net assets, at value ....................................................................... $330,685,183
Shares outstanding ........................................................................ 186,014,546
Net asset value and maximum offering price per share
b
............................................. $1.78
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin High Income Trust
Financial Statements
Statement of Operations
for the year ended September 30, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin High
Income Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $1,166,612
Non-controlled affiliates (Note 3 f ) ............................................................. 3,402,676
Interest:
Unaffiliated issuers ........................................................................ 188,816,983
Total investment income ................................................................... 193,386,271
Expenses:
Management fees (Note 3 a ) ................................................................... 12,816,719
Distribution fees: (Note 3c )
Class A ................................................................................ 2,278,077
Class A1 ............................................................................... 1,845,029
Class C ................................................................................ 495,474
Class R ................................................................................ 298,228
Transfer agent fees: (Note 3e )
Class A ................................................................................ 993,689
Class A1 ............................................................................... 1,343,053
Class C ................................................................................ 83,210
Class R ................................................................................ 65,085
Class R6 ............................................................................... 67,934
Advisor Class ............................................................................ 338,576
Custodian fees ............................................................................ 16,724
Reports to shareholders fees .................................................................. 164,547
Registration and filing fees .................................................................... 251,562
Professional fees ........................................................................... 94,005
Trustees' fees and expenses .................................................................. 30,849
Other .................................................................................... 82,345
Total expenses ......................................................................... 21,265,106
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (245,476)
Net expenses ......................................................................... 21,019,630
Net investment income ................................................................ 172,366,641
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (9,897,255)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 24,581,813
Net realized and unrealized gain (loss) ............................................................ 14,684,558
Net increase (decrease) in net assets resulting from operations .......................................... $187,051,199

Franklin High Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin High Income Fund
Year Ended
September 30, 2025
Year Ended
September 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $172,366,641 $168,799,421
Net realized gain (loss) ................................................. (9,897,255) (20,374,999)
Net change in unrealized appreciation (depreciation) ........................... 24,581,813 234,241,036
Net increase (decrease) in net assets resulting from operations ................ 187,051,199 382,665,458
Distributions to shareholders:
Class A ............................................................. (56,715,373) (50,397,988)
Class A1 ............................................................ (76,536,566) (81,878,983)
Class C ............................................................. (4,274,929) (4,389,532)
Class R ............................................................. (3,398,005) (3,400,497)
Class R6 ............................................................ (12,883,086) (10,731,578)
Advisor Class ........................................................ (19,929,067) (19,544,783)
Total distributions to shareholders .......................................... (173,737,026) (170,343,361)
Capital share transactions: (Note 2 )
Class A ............................................................. 72,078,851 111,023,510
Class A1 ............................................................ (87,281,913) (90,568,844)
Class C ............................................................. 551,404 (6,269,754)
Class R ............................................................. (11,984) (2,597,980)
Class R6 ............................................................ 10,911,690 75,935,057
Advisor Class ........................................................ 30,945,605 (21,387,489)
Total capital share transactions ............................................ 27,193,653 66,134,500
Net increase (decrease) in net assets ................................... 40,507,826 278,456,597
Net assets:
Beginning of year ....................................................... 2,813,899,954 2,535,443,357
End of year ........................................................... $2,854,407,780 $2,813,899,954

Franklin High Income Trust
Notes to Financial Statements
Franklin High Income Fund

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin High Income Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of one fund,
Franklin High Income Fund (Fund). The Fund follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
Fund offers six classes of shares: Class A, Class A1, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur

Franklin High Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin High Income Fund
(continued)
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
c. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of September 30, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. The Fund may
receive other income from investments in senior secured
corporate loans or unfunded commitments, including
amendment fees, consent fees or commitment fees. These
fees are recorded as income when received by the Fund.
Facility fees are recognized as income over the expected
term of the loan. Dividend income is recorded on the ex-
dividend date except for certain dividends from securities
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin High Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin High Income Fund
(continued)
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At September 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
September 30, 2025
Year Ended
September 30, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 177,213,664 $306,868,749 179,172,725 $303,694,538
Shares issued in reinvestment of distributions .......... 30,874,739 53,409,611 28,048,109 47,360,919
Shares redeemed ............................... (166,310,725) (288,199,509) (141,948,369) (240,031,947)
Net increase (decrease) .......................... 41,777,678 $72,078,851 65,272,465 $111,023,510
Class A1 Shares:
Shares sold ................................... 24,051,912 $42,156,153 24,951,539 $42,777,306
Shares issued in reinvestment of distributions .......... 38,397,244 67,207,515 42,169,099 71,949,430
Shares redeemed ............................... (112,079,729) (196,645,581) (120,326,117) (205,295,580)
Net increase (decrease) .......................... (49,630,573) $(87,281,913) (53,205,479) $(90,568,844)
Class C Shares:
Shares sold ................................... 12,424,177 $22,224,158 9,440,841 $16,440,073
Shares issued in reinvestment of distributions .......... 2,255,989 4,026,108 2,361,969 4,098,063
Shares redeemed
a
.............................. (14,405,179) (25,698,862) (15,486,212) (26,807,890)
Net increase (decrease) .......................... 274,987 $551,404 (3,683,402) $(6,269,754)
1. Organization and Significant Accounting Policies
(continued)
e. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin High Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin High Income Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
September 30, 2025
Year Ended
September 30, 2024
Shares Amount Shares Amount
Class R Shares:
Shares sold ................................... 9,634,241 $17,350,444 8,203,685 $14,395,641
Shares issued in reinvestment of distributions .......... 1,877,654 3,382,167 1,932,258 3,380,292
Shares redeemed ............................... (11,522,936) (20,744,595) (11,604,859) (20,373,913)
Net increase (decrease) .......................... (11,041) $(11,984) (1,468,916) $(2,597,980)
Class R6 Shares:
Shares sold ................................... 58,361,783 $101,699,964 74,796,347 $126,685,732
Shares issued in reinvestment of distributions .......... 6,699,415 11,656,643 5,865,975 9,989,891
Shares redeemed ............................... (58,637,903) (102,444,917) (35,729,192) (60,740,566)
Net increase (decrease) .......................... 6,423,295 $10,911,690 44,933,130 $75,935,057
Advisor Class Shares:
Shares sold ................................... 78,001,089 $136,526,587 95,432,249 $160,904,436
Shares issued in reinvestment of distributions .......... 10,646,023 18,630,620 10,732,721 18,278,967
Shares redeemed ............................... (71,143,035) (124,211,602) (118,246,478) (200,570,892)
Net increase (decrease) .......................... 17,504,077 $30,945,605 (12,081,508) $(21,387,489)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin High Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin High Income Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the year ended September 30, 2025, the gross effective investment management fee rate was 0.460% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A and A1 reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class C and
R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% In excess of $50 billion
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.15%
Class C .................................................................................... 0.65%
Class R .................................................................................... 0.50%
3. Transactions with Affiliates
(continued)

Franklin High Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin High Income Fund
(continued)
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended September 30, 2025, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$1,093,781 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended September 30, 2025, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until January 31, 2026.
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $96,646
CDSC retained .............................................................................. $50,596
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin High Income Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 4.094% ............ $83,953,281 $851,870,966 $(832,973,516) $— $— $102,850,731 102,850,731 $3,402,676
Total Affiliated Securities ... $83,953,281 $851,870,966 $(832,973,516) $— $— $102,850,731 $3,402,676
3. Transactions with Affiliates
(continued)

Franklin High Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin High Income Fund
(continued)
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At September 30, 2025, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended September 30, 2025 and 2024, was as follows:
At September 30, 2025, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities and bond discounts and premiums.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended September 30, 2025, aggregated
$1,085,610,482 and $1,049,579,036, respectively.
6. Credit Risk and Defaulted Securities
At September 30, 2025, the Fund had 85.0% of its portfolio invested in high yield, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At September
30, 2025, the aggregate value of these securities was $7,433,386, representing 0.3% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
Capital loss carryforwards not subject to expiration:
Long term ................................................................................ $ 859,865,505
2025 2024
Distributions paid from:
Ordinary income .......................................................... $173,737,026 $170,343,361
Cost of investments .......................................................................... $2,941,773,392
Unrealized appreciation ........................................................................ $79,344,148
Unrealized depreciation ........................................................................ (159,332,115)
Net unrealized appreciation (depreciation) .......................................................... $(79,987,967)
Distributable earnings:
Undistributed ordinary income ................................................................... $2,278,159

Franklin High Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin High Income Fund
(continued)
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended September 30, 2025, the Fund did not use the Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2025, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin High Income Fund
Assets:
Investments in Securities:
Common Stocks :
Metals & Mining ....................... $ 713,135 $ — $ — $ 713,135
Oil, Gas & Consumable Fuels ............. 287,915 3,221,798 — 3,509,713
Pharmaceuticals ....................... — — 3,869,141 3,869,141
Software ............................. — — 398,724 398,724
Specialty Retail ........................ — — —
a
—
Convertible Preferred Stocks ................ 3,826,350 — — 3,826,350
Warrants :
Oil, Gas & Consumable Fuels ............. 192,940 — —
a
192,940
Corporate Bonds :
Aerospace & Defense ................... — 71,047,158 — 71,047,158
Automobile Components ................. — 66,634,758 — 66,634,758
Automobiles .......................... — 20,446,296 — 20,446,296
Beverages ........................... — 582,836 — 582,836
Biotechnology ......................... — 9,722,821 — 9,722,821
Broadline Retail ....................... — 16,542,400 — 16,542,400
Building Products ...................... — 91,792,916 — 91,792,916
Capital Markets ........................ — 47,658,322 — 47,658,322
Chemicals ........................... — 87,631,286 —
a
87,631,286

Franklin High Income Trust
Notes to Financial Statements

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Annual Report
Franklin High Income Fund
(continued)
Level 1 Level 2 Level 3 Total
Franklin High Income Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Corporate Bonds: (continued)
Commercial Services & Supplies ........... $ — $ 75,296,896 $ — $ 75,296,896
Communications Equipment .............. — 9,208,568 — 9,208,568
Construction & Engineering ............... — 8,705,132 — 8,705,132
Consumer Finance ..................... — 77,740,324 — 77,740,324
Consumer Staples Distribution & Retail ...... — 10,872,514 — 10,872,514
Containers & Packaging ................. — 57,260,764 — 57,260,764
Distributors ........................... — 12,389,971 — 12,389,971
Diversified Consumer Services ............ — 15,808,628 — 15,808,628
Diversified REITs ...................... — 34,013,808 — 34,013,808
Diversified Telecommunication Services ..... — 69,888,538 — 69,888,538
Electric Utilities ........................ — 60,551,506 — 60,551,506
Electrical Equipment .................... — 11,439,142 — 11,439,142
Electronic Equipment, Instruments &
Components ........................ — 13,886,320 — 13,886,320
Energy Equipment & Services ............. — 92,485,258 — 92,485,258
Entertainment ......................... — 32,723,876 — 32,723,876
Financial Services ...................... — 149,073,369 — 149,073,369
Food Products ........................ — 8,752,435 — 8,752,435
Ground Transportation .................. — 40,022,921 — 40,022,921
Health Care Equipment & Supplies ......... — 22,458,258 — 22,458,258
Health Care Providers & Services .......... — 131,638,820 — 131,638,820
Health Care REITs ..................... — 20,169,560 — 20,169,560
Health Care Technology ................. — 18,323,160 — 18,323,160
Hotel & Resort REITs ................... — 32,317,321 — 32,317,321
Hotels, Restaurants & Leisure ............. — 205,756,684 —
a
205,756,684
Household Durables .................... — 74,116,306 — 74,116,306
Household Products .................... — 3,649,406 — 3,649,406
Independent Power and Renewable Electricity
Producers .......................... — 17,796,858 — 17,796,858
Insurance ............................ — 45,994,533 — 45,994,533
Interactive Media & Services .............. — 1,401,789 — 1,401,789
IT Services ........................... — 37,039,654 — 37,039,654
Machinery ............................ — 40,088,067 — 40,088,067
Media ............................... — 140,160,046 — 140,160,046
Metals & Mining ....................... — 72,826,692 — 72,826,692
Mortgage Real Estate Investment Trusts
(REITs) ............................ — 30,390,758 — 30,390,758
Oil, Gas & Consumable Fuels ............. — 272,757,913 —
a
272,757,913
Paper & Forest Products ................. — 7,266,783 — 7,266,783
Passenger Airlines ..................... — 18,757,739 — 18,757,739
Personal Care Products ................. — 30,635,632 — 30,635,632
Pharmaceuticals ....................... — 23,663,127 — 23,663,127
Professional Services ................... — 8,107,485 — 8,107,485
Real Estate Management & Development .... — 28,660,314 — 28,660,314
Software ............................. — 20,579,984 — 20,579,984
Specialized REITs ...................... — 57,227,507 — 57,227,507
Technology Hardware, Storage & Peripherals . — 9,995,177 — 9,995,177
Textiles, Apparel & Luxury Goods .......... — 30,040,810 — 30,040,810
Trading Companies & Distributors .......... — 75,474,844 — 75,474,844
Wireless Telecommunication Services ....... — 41,060,589 14,062 41,074,651
Senior Floating Rate Interests ............... — 28,666,608 — 28,666,608
Municipal Bonds ......................... — 7,152,587 — 7,152,587
Escrows and Litigation Trusts ............... — 56,855 —
a
56,855
8. Fair Value Measurements
(continued)

Franklin High Income Trust
Notes to Financial Statements

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Annual Report
Franklin High Income Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the  year .
9. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin High Income Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Short Term Investments ................... $ 102,850,731 $ — $ — $ 102,850,731
Total Investments in Securities ........... $107,871,071 $2,749,632,427 $4,281,927 $2,861,785,425
a
Includes financial instruments determined to have no value.
Selected Portfolio
CME
Chicago Mercantile Exchange
FRN
Floating Rate Note
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
8. Fair Value Measurements
(continued)

Franklin High Income Trust
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees of Franklin High Income Trust and Shareholders of Franklin High Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin High
Income Fund (the "Fund") as of September 30, 2025, the related statement of operations for the year ended September 30,
2025, the statements of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the three years in the period ended September 30, 2025, the period June
1, 2022 to September 30, 2022 and each of the two years in the period ended May 31, 2022 (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2025 and the financial highlights for each of the three years in the period ended September 30, 2025, the period June 1, 2022 to September 30, 2022, and each of the two years in the period ended
May 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, transfer agent, private placement agents, agent banks and brokers; when replies were not received from an agent bank, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
November 19, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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Annual Report
Tax Information (unaudited)
Franklin High Income Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended September 30, 2025:
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $1,049,737
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $1,049,737
Qualified Net Interest Income (QII) §871(k)(1)(C) $137,673,013
Section 163(j) Interest Earned §163(j) $174,857,759

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Annual Report
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS
(unaudited)
FRANKLIN HIGH INCOME TRUST
Franklin High Income Fund
(Fund)
At an in-person meeting held on May 29, 2025 (Meeting), the Board of Trustees (Board) of Franklin High Income Trust (Trust),
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin
Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (Management Agreement) for an additional one-year period. The
Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of the Management Agreement.
In considering the continuance of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of the Management
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and
(v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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Annual Report
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of acquired third-party fund families into the FT family of funds and management’s continued development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the
FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2024. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below. The class Broadridge used to calculate the performance
(and expense) data for the Fund was changed from Class A1 to Class A this year. Class A1 was historically used to calculate the performance data as the class has a longer track record than Class A; however, Class A has a Rule 12b-1 fee that is more aligned with the fee charged by a majority of the Fund’s Performance Universe peers and is available for new investor purchases, unlike Class A1 which is only available to existing Class A1 shareholders.
The Performance Universe for the Fund included the Fund and all retail and institutional high yield funds. The Board noted
that the Fund’s annualized income return for the three- and five-year periods was above the median of its Performance
Universe, but for the one-year period was below the median of its Performance Universe. The Board also noted that the
Fund’s annualized total return for the one-, three- and five-year periods was above the median of its Performance Universe.
The Board further noted management’s representation regarding the income-related attributes of the Fund (e.g., a fund’s

Franklin High Income Trust

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Annual Report
investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board also noted that, although below median, the Fund’s one-year annualized income return was 6.53%. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and each other fund in its Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and 14 other high yield funds. The Board noted that the Management
Rate and actual total expense ratio were below the medians and in the first (least expensive) quintile of its Expense Group.
The Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2024, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

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Annual Report
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the
Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of the Management Agreement for an additional one-year period.

4305-AFSOI 11/25
© 2025 Franklin Templeton Investments. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin High Income Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	November 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	November 28, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	November 28, 2025